Share-based Payment Expense - Summary of Movement and Options Outstanding Under Share Option Schemes (Detail)		12 Months Ended
		Dec. 31, 2019 shares Options € / shares		Dec. 31, 2018 shares Options € / shares		Dec. 31, 2017 shares Options € / shares
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Exercised | Options		(1,147,149)		(796,944)		(1,589,335)
Share Option Schemes Excluding Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Outstanding at beginning of year | shares		800,770	[1]	1,441,779	[1]	2,997,495
Number of options, Exercised | shares	[2]	(520,115)		(634,994)		(1,462,863)
Number of options, Lapsed | shares		(2,306)		(6,015)		(92,853)
Number of options, Outstanding at end of year | shares	[1]	278,349		800,770		1,441,779
Number of options, Exercisable at end of year | shares		278,349		800,770		1,441,779
Weighted average exercise price, Outstanding at beginning of year | € / shares		€ 16.48	[1]	€ 17.96	[1]	€ 21.51
Weighted average exercise price, Exercised | € / shares	[2]	16.65		19.82		24.85
Lapsed | € / shares		16.19		17.36		24.14
Weighted average exercise price, Outstanding at end of year | € / shares	[1]	16.19		16.48		17.96
Weighted average exercise price, Exercisable at end of year | € / shares		€ 16.19		€ 16.48		€ 17.96

[1]	All options granted have a life of ten years.
[2]	The weighted average share price at the date of exercise of these options was €29.10 (2018: €27.90; 2017: €32.24).